Cover	May 01, 2019
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 (this “Amendment”) amends the Current Report on Form 8-K filed by Akorn, Inc. (the “Company”) with the U.S. Securities and Exchange Commission (the “SEC”) on May 1, 2019 (the “Original Form 8-K”). The Original Form 8-K reported under Item 5.07 the final voting results of the Company’s 2019 Annual Meeting of Shareholders held on May 1, 2019, including approval of an amendment to the Company’s 2017 Omnibus Incentive Compensation Plan. The sole purpose of this Amendment is to add disclosure under Item 5.02 and Item 9.01 below regarding the amendment to the Company’s 2017 Omnibus Incentive Compensation Plan. Except as set forth herein, no other modifications have been made to the Original Form 8-K.
Document Period End Date	May 01, 2019
Entity File Number	001-32360
Entity Registrant Name	Akorn, Inc.
Entity Central Index Key	0000003116
Entity Tax Identification Number	72-0717400
Entity Incorporation, State or Country Code	LA
Entity Address, Address Line One	1925 W. Field Court
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Lake Forest
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60045
City Area Code	847
Local Phone Number	279-6100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, No Par Value
Trading Symbol	AKRX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false